Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On September 10, 2021, we filed a registration statement on Form S-1 (File No. 333-259448) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale of up to 68,175,412 shares of our common held by the selling securityholders named therein. The Registration Statement was declared effective by the SEC on September 29, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 28, 2022 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	TANGO THERAPEUTICS, INC.
Entity Central Index Key	0001819133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false